Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 21, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (16,429)	$ (85,034)	$ (11,579)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operations:
Exploration and abandonment expense	4,854	4	2,850
Depletion, depreciation and amortization	9,877	6,385	4,269
Accretion expense	51	89	72
Stock-based compensation expense	15,776	0	0
Amortization of debt issuance costs	4	0	0
Loss on terminated acquisition	0	76,500	0
Deferred income taxes	(1,047)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(5,177)	844	70
Prepaid expenses, inventory and other current assets	(506)	(196)	(209)
Accounts payable and accrued liabilities	(1,990)	(2,694)	3,755
Net cash provided by (used in) operating activities	5,413	(4,102)	(772)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and natural gas properties	(64,947)	(49,364)	(60,998)
Changes in working capital associated with oil and natural gas property additions	(5,666)	7,348	24,682
Acquisitions of oil and natural gas properties	(1,181)	(3,338)	(10,918)
Issuance of notes receivable	0	(7,482)	(4,193)
Other property additions	(145)	(50)	(7)
Extension payment on acquisition	0	(15,000)	0
Net cash used in investing activities	(71,939)	(67,886)	(51,434)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock offering	92,554	0	0
Stock offering costs	(8,114)	0	0
Cash acquired from non-successors in HighPeak business combination	100	0	0
Debt issuance costs	(405)	0	0
Contributions from partners	0	54,000	74,023
Distributions to partners	0	(2,780)	0
Net cash provided by financing activities	84,135	51,220	74,023
Net decrease in cash and cash equivalents	17,609	(20,768)	21,817
Cash and cash equivalents, beginning of period	1,943	22,711	894
Cash and cash equivalents, end of period	19,552	1,943	22,711
Supplemental disclosure of certain cash and non-cash transactions:
Subscription receivable from exercise of warrants	3,596	0	0
Noncash contributions from Limited Partners (see Note 9 for more detail)	0	0	232,394
Step up in basis of oil and gas properties	0	0	86,301
Non-cash additions to asset retirement obligations	(142)	112	312
Stock offering costs of accounting acquiree	$ (13,652)	$ 0	$ 0